Share-based payments - Changes in outstanding options (Details) - Options	12 Months Ended	19 Months Ended	66 Months Ended	99 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020
Changes in outstanding options
Beginning balance	2,449,498
Granted	700,000
Forfeited	(1,057,438)
Exercised	(389,390)
Ending balance	1,702,670	1,702,670	1,702,670	1,702,670
2012 Employee Stock Option Plan (ESOP)
Changes in outstanding options
Beginning balance	1,153,775
Granted				4,128,521
Forfeited	(1,018,742)
Exercised	(135,033)
2015 Restricted Stock Unit Plan (RSU)
Changes in outstanding options
Beginning balance	365,723
Granted			2,035,808
Forfeited	(38,696)
Exercised	(254,357)
Ending balance	72,670	72,670	72,670	72,670
2019 Employee Stock Option Plan (ESOP)
Changes in outstanding options
Beginning balance	930,000
Granted	700,000	1,980,000
Ending balance	1,630,000	1,630,000	1,630,000	1,630,000